CURRENT AND NON-CURRENT EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
Schedule of employee benefits

Description	12.31.2020	12.31.2019
	ThCh$	ThCh$
Accrued vacation	14,650,267	17,584,587
Participation in profits and bonuses	15,969,735	20,896,357
Indemnities for years of service	14,086,575	10,085,264
Total	44,706,577	48,566,208

	ThCh$	ThCh$
Current	31,071,019	38,392,854
Non-current	13,635,558	10,173,354
Total	44,706,577	48,566,208

Schedule of movements of employee benefits

Movements	12.31.2020	12.31.2019
	ThCh$	ThCh$
Opening balance	10,085,264	9,415,541
Service costs	1,675,492	784,984
Interest costs	369,332	354,471
Actuarial losses	3,127,398	(210,956)
Benefits paid	(1,170,911)	(258,776)
Total	14,086,575	10,085,264

Schedule of actuarial assumptions

Assumptions	12.31.2020		12.31.2019

Discount rate	(0.05)%		2.7%
Expected salary increase rate	2.0%		2.0%
Turnover rate	7.68%		5.4%
Mortality rate	RV-2014		RV-2014
Retirement age of women	60	years	60	years
Retirement age of men	65	years	65	years

Schedule of personnel expenses

Description	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Wages and salaries	187,600,163	194,740,646	195,162,903
Employee benefits	48,504,899	58,005,213	50,254,164
Severance benefits	3,238,966	6,987,184	5,535,410
Other personnel expenses	12,993,234	13,389,967	16,014,364
Total	252,337,262	273,123,010	266,966,841